Other Income (Expenses), Net	12 Months Ended
Dec. 31, 2023
Other Income (Expenses), Net [Abstract]
OTHER INCOME (EXPENSES), NET

15. OTHER INCOME (EXPENSES), NET

Other income (expenses) by nature consisted of the following:

	For the years ended December 31,
Nature	2023	2022	2021
Loss of Jinghong Dispute (see Note 24 for more details of Jinghong Dispute)	$(22,971)	$-	$-
Write-off / settlement of long-outstanding receivables and payables	(1,418)	386	62
Individual income tax surcharge due to delayed payroll payments	(494)	(1,498)	-
Gains (expenses) incurred resulting from discrepancies in the enforcement payments	4,679	1,394	(439)
Government subsidies	1,590	-	-
Gain from dissolution of a subsidiary (see Note 17 for more details)	90	-	-
Others	42	(15)	59
Total	$(18,482)	$267	$(318)